9. EMPLOYEE EQUITY INCENTIVE PLAN (Tables)	6 Months Ended
Jun. 30, 2015
Quarterly Report
Employee Equity Incentive Plan
	Exercise Price per Share	Shares Under Options	Remaining Life in Years
Outstanding
	$0.10	1,750,000	9
	$0.50	1,065,000	10
	$0.60	105,000	10

Exercisable
	$0.10	625,000	9
	$0.50	532,584	10
	$0.60	17,498	10